Leases (Tables)	9 Months Ended
Sep. 30, 2021
Leases
Schedule of outstanding principal balances on finance lease facility

	As at
	September 30, 2021	December 31, 2020
Japanese Leases No.1 and 2	22,886,900	26,531,100
Japanese Lease No.3	11,338,000	13,119,000
CMBFL Leases No.1 to 4	66,992,860	72,459,942
Ocean Yield ASA	51,683,760	55,729,620
Japanese Lease No.4	20,456,241	21,949,099
China Huarong Leases	38,530,125	41,992,081
CMBFL / Shandong	67,060,600	—
Finance lease obligations	278,948,486	231,780,842
Amounts representing interest and deferred finance fees	(47,408,400)	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	231,540,086	197,704,384
Current portion of finance lease obligations	21,436,253	19,084,775
Current portion of deferred finance fees	(711,305)	(630,553)
Non-current portion of finance lease obligations	213,207,992	181,250,674
Non-current portion of deferred finance fees	(2,392,854)	(2,000,512)
Total finance lease obligations, net of deferred finance fees	231,540,086	197,704,384

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
September 30, 2021
2021 (1)	8,065,589
2022	32,164,805
2023	43,722,900
2024	29,888,892
2025	81,557,056
2026 - 2030	83,549,244
Finance lease obligations	278,948,486
Amounts representing interest and deferred finance fees	(47,408,400)
Finance lease obligations, net of interest and deferred finance fees	231,540,086
(1)	Three-month period ending December 31, 2021